Property, plant and equipment - Summary of Property Plant Equipment And Right Of Use Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Oil and Gas assets, Facilities, Corporate assets	$ 1,343.8	$ 1,936.8
Right-of-use assets	5.4	7.2
Total	$ 1,349.2	$ 1,944.0